UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04519

T. Rowe Price Capital Appreciation Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Capital Appreciation Fund	September 30, 2014

T. Rowe Price Capital Appreciation Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 64.6%		
CONSUMER DISCRETIONARY 7.0%		
Auto Components 1.3%		
Delphi Automotive (1)	2,168,894	133,040
Johnson Controls	2,794,010	122,937
TRW Automotive Holdings (1)(2)	358,147	36,262
		292,239
Media 1.9%		
Liberty Global, Series A (2)	983,400	41,834
Liberty Global, Series C (2)	2,915,800	119,591
Twenty-First Century Fox	5,311,440	176,924
Viacom, Class B	958,900	73,778
		412,127
Specialty Retail 3.8%		
AutoZone (1)(2)	1,030,124	525,013
Lowe's (1)	3,570,819	188,968
O'Reilly Automotive (1)(2)	727,490	109,385
		823,366
Total Consumer Discretionary		1,527,732
CONSUMER STAPLES 4.3%		
Beverages 1.0%		
PepsiCo (1)	2,301,030	214,203
		214,203
Food & Staples Retailing 0.7%		
CVS Health (1)	1,911,253	152,116
		152,116

Food Products 0.8%		
Mondelez International	5,226,291	179,079
		179,079
Household Products 0.6%		
Procter & Gamble (1)	1,580,800	132,376
		132,376
Tobacco 1.2%		
Philip Morris International (1)	3,282,108	273,728
		273,728
Total Consumer Staples		951,502
ENERGY 3.9%		
Oil, Gas & Consumable Fuels 3.9%		
Anadarko Petroleum (1)	441,800	44,816
Apache (1)	1,891,900	177,593
Canadian Natural Resources	3,499,037	135,902
Chesapeake Energy	7,026,700	161,544
Concho Resources (2)	866,400	108,638
Pioneer Natural Resources	624,729	123,053
Range Resources	1,483,956	100,627
Total Energy		852,173
FINANCIALS 11.2%		
Banks 1.0%		
JPMorgan Chase (1)	3,775,678	227,447
		227,447
Capital Markets 4.4%		
Invesco	3,515,536	138,793
State Street (1)	5,831,588	429,263
TD Ameritrade Holding (1)	11,839,408	395,081
		963,137

Insurance 3.1%		
Marsh & McLennan	11,091,580	580,533
XL Group	3,309,389	109,773
		690,306
Real Estate Investment Trusts 2.7%		
American Tower, REIT (1)	2,459,594	230,292
Crown Castle International, REIT (1)	3,314,069	266,882
Iron Mountain, REIT	2,806,624	91,636
		588,810
Total Financials		2,469,700
HEALTH CARE 12.2%		
Health Care Equipment & Supplies 0.5%		
Abbott Laboratories	2,539,800	105,630
		105,630
Health Care Providers & Services 3.9%		
DaVita HealthCare Partners (2)	3,154,630	230,730
Henry Schein (2)	643,284	74,923
UnitedHealth Group (1)	6,356,885	548,281
		853,934
Life Sciences Tools & Services 2.9%		
Agilent Technologies	2,236,082	127,412
Thermo Fisher Scientific (1)	4,284,532	521,428
		648,840
Pharmaceuticals 4.9%		
Allergan (1)	2,359,705	420,476
Perrigo	1,400,200	210,296
Pfizer (1)	4,047,169	119,675

Zoetis	8,834,155	326,422
		1,076,869
Total Health Care		2,685,273
INDUSTRIALS & BUSINESS SERVICES 9.3%		
Aerospace & Defense 3.4%		
Boeing (1)	1,522,450	193,930
United Technologies (1)	5,332,298	563,090
		757,020
Commercial Services & Supplies 0.9%		
Tyco International	4,220,842	188,123
		188,123
Industrial Conglomerates 5.0%		
Danaher (1)	12,048,133	915,417
Roper Industries	1,285,566	188,066
		1,103,483
Total Industrials & Business Services		2,048,626
INFORMATION TECHNOLOGY 7.2%		
Electronic Equipment, Instruments & Components 0.0%		
TE Connectivity (1)	85,600	4,733
		4,733
Internet Software & Services 1.5%		
Google, Class A (1)(2)	220,900	129,980
Google, Class C (1)(2)	355,000	204,963
		334,943
IT Services 4.1%		
Fidelity National Information	1,064,741	59,945
Fiserv (2)	8,037,600	519,510

Multi-Utilities 1.9%		
PG&E	9,446,424	425,467
		425,467
Total Utilities		930,985
Total Miscellaneous Common Stocks 4.3% (3)		950,296
Total Common Stocks (Cost $10,975,784)		14,198,485
PREFERRED STOCKS 0.3%		
FINANCE 0.1%		
Banking 0.1%		
U.S. Bancorp, Series F	468,500	13,437
U.S. Bancorp, Series G	590,000	15,924
Total Finance		29,361
UTILITIES 0.2%		
Electric Utilities 0.2%		
SCE Trust I (4)	609,425	14,340
SCE Trust II (4)	107,160	2,313
SCE Trust III (4)	1,166,847	30,828
Total Utilities		47,481
Total Preferred Stocks (Cost $72,981)		76,842
CONVERTIBLE PREFERRED STOCKS 0.0%		
ENERGY 0.0%		
Oil, Gas & Consumable Fuels 0.0%		
Chesapeake Energy	7,208	694
Total Convertible Preferred Stocks (Cost $701)		694

CONVERTIBLE BONDS 0.2%		
Continental Airlines, 4.50%, 1/15/15	13,480,000	33,481
Total Convertible Bonds (Cost $17,136)		33,481
CORPORATE BONDS 19.5%		
Actuant, 5.625%, 6/15/22	950,000	983
American Honda Finance, VR, 0.334%, 11/13/14 (5)	9,050,000	9,052
American Tower, 3.50%, 1/31/23	6,505,000	6,185
American Tower, 4.625%, 4/1/15	1,348,000	1,373
American Tower, 5.00%, 2/15/24	10,810,000	11,333
AmeriGas Finance, 6.75%, 5/20/20	4,475,000	4,654
AmeriGas Finance, 7.00%, 5/20/22	10,575,000	11,064
AmeriGas Partners, 6.25%, 8/20/19	3,955,000	4,103
Antero Resources Finance, 5.125%, 12/1/22 (5)	16,775,000	16,314
Antero Resources Finance, 5.375%, 11/1/21	34,270,000	34,099
Antero Resources Finance, 6.00%, 12/1/20	30,820,000	31,590
Athlon Holdings, 6.00%, 5/1/22 (5)	7,875,000	8,446
Athlon Holdings, 7.375%, 4/15/21	20,000,000	21,700
B&G Foods, 4.625%, 6/1/21	10,650,000	10,144
Baxter International, VR, 0.405%, 12/11/14	18,300,000	18,306
Burlington Northern Santa Fe, 3.75%, 4/1/24	4,610,000	4,701
Burlington Northern Santa Fe, 3.85%, 9/1/23	49,725,000	51,377
Caterpillar Financial Services, 0.70%, 11/6/15	12,495,000	12,520
Caterpillar Financial Services, 1.25%, 11/6/17	11,250,000	11,191
CB Richard Ellis, 5.00%, 3/15/23	7,717,000	7,640
CB Richard Ellis, 6.625%, 10/15/20	13,000,000	13,666
Cedar Fair, 5.25%, 3/15/21	9,675,000	9,566
Charter Communications Holdings, 7.25%, 10/30/17	5,720,000	5,927
Chesapeake Energy, 3.25%, 3/15/16	7,570,000	7,561
CMS Energy, 6.55%, 7/17/17	5,850,000	6,618
CMS Energy, 8.75%, 6/15/19	2,725,000	3,472
CNH Capital, 3.625%, 4/15/18	23,635,000	23,103
CNH Capital, 3.875%, 11/1/15	10,650,000	10,717
CNH Capital, 6.25%, 11/1/16	18,090,000	19,040

Concho Resources, 5.50%, 10/1/22	15,929,000	16,407
Concho Resources, 5.50%, 4/1/23	36,760,000	38,138
Concho Resources, 6.50%, 1/15/22	30,431,000	32,333
Concho Resources, 7.00%, 1/15/21	57,480,000	61,216
CONSOL Energy, 5.875%, 4/15/22 (5)	22,750,000	22,409
Continental Airlines, 4.15%, 10/11/25	14,024,024	14,305
Continental Airlines, 6.25%, 10/11/21	2,628,543	2,799
Continental Airlines, 7.25%, 5/10/21	4,286,086	5,004
Continental Airlines, 9.00%, 1/8/18	5,310,354	5,894
Crown Castle International, 4.875%, 4/15/22	36,545,000	35,540
Crown Castle International, 5.25%, 1/15/23	26,716,000	26,449
Daimler Finance North America, VR, 1.10%, 8/1/18 (5)	10,495,000	10,660
DaVita HealthCare Partners, 5.125%, 7/15/24	74,950,000	73,451
DaVita HealthCare Partners, 5.75%, 8/15/22	3,118,000	3,243
DaVita HealthCare Partners, 6.625%, 11/1/20	31,924,000	33,440
Delphi, 5.00%, 2/15/23	23,600,000	25,252
Delphi, 6.125%, 5/15/21	21,287,000	23,256
Delta Air Lines, 5.30%, 10/15/20	3,414,002	3,704
Delta Air Lines, 7.75%, 6/17/21	3,799,003	4,416
Duke Energy, VR, 0.612%, 4/3/17	13,517,000	13,565
E*TRADE Financial, 6.00%, 11/15/17	50,754,000	52,277
E*TRADE Financial, 6.375%, 11/15/19	45,352,000	47,506
E*TRADE Financial, 6.75%, 6/1/16	56,159,000	59,248
Energy Transfer Partners, 4.15%, 10/1/20	17,050,000	17,720
Energy Transfer Partners, 4.90%, 2/1/24	19,775,000	20,687
EQT, 4.875%, 11/15/21	51,945,000	56,496
EQT, 6.50%, 4/1/18	10,354,000	11,789
EQT, 8.125%, 6/1/19	11,848,000	14,513
Ford Motor Credit, 1.724%, 12/6/17	15,875,000	15,787
Ford Motor Credit, 2.375%, 3/12/19	30,900,000	30,604
Ford Motor Credit, 2.50%, 1/15/16	14,570,000	14,837
Ford Motor Credit, 2.75%, 5/15/15	15,220,000	15,418
Ford Motor Credit, 3.875%, 1/15/15	29,355,000	29,635
Ford Motor Credit, 4.25%, 2/3/17	9,160,000	9,708
Ford Motor Credit, 5.00%, 5/15/18	10,055,000	10,986

Ford Motor Credit, 6.625%, 8/15/17	10,385,000	11,737
Ford Motor Credit, VR, 0.753%, 9/8/17	32,450,000	32,507
Ford Motor Credit, VR, 0.803%, 12/6/17	47,375,000	47,435
Ford Motor Credit, VR, 1.483%, 5/9/16	21,715,000	22,020
Fresenius Medical Care, 5.625%, 7/31/19 (5)	4,930,000	5,177
Fresenius Medical Care, 5.875%, 1/31/22 (5)	2,775,000	2,948
General Mills, 0.875%, 1/29/16	5,590,000	5,610
General Mills, VR, 0.534%, 1/29/16	13,355,000	13,385
Group 1 Automotive, 5.00%, 6/1/22 (5)	5,075,000	4,910
Hawaiian Airlines, 3.90%, 1/15/26	9,825,000	9,751
Heineken, 0.80%, 10/1/15 (5)	10,405,000	10,401
Host Hotels & Resorts, 5.875%, 6/15/19	12,100,000	12,811
Intelsat Jackson Holdings, 5.50%, 8/1/23	40,260,000	38,549
Intelsat Jackson Holdings, 7.25%, 4/1/19	35,993,000	37,793
Intelsat Jackson Holdings, 7.25%, 10/15/20	121,234,000	127,902
Intelsat Jackson Holdings, 7.50%, 4/1/21	9,375,000	9,984
Intelsat Jackson Holdings, 8.50%, 11/1/19	52,490,000	54,786
International Lease Finance, VR, 2.184%, 6/15/16	16,060,000	15,940
ITC Holdings, 3.65%, 6/15/24	6,115,000	6,142
John Deere Capital, 0.70%, 9/4/15	12,045,000	12,083
John Deere Capital, 1.55%, 12/15/17	24,425,000	24,452
John Deere Capital, VR, 0.304%, 1/12/15	30,175,000	30,176
John Deere Capital, VR, 0.333%, 10/8/14	25,475,000	25,475
John Deere Capital, VR, 0.454%, 12/15/17	24,175,000	24,175
KfW, 0.50%, 4/19/16	44,617,000	44,633
Lamar Media, 5.00%, 5/1/23	5,800,000	5,619
Lamar Media, 5.875%, 2/1/22	6,355,000	6,562
Laredo Petroleum Holdings, 5.625%, 1/15/22	15,475,000	15,204
Laredo Petroleum Holdings, 7.375%, 5/1/22	3,295,000	3,468
Laredo Petroleum Holdings, 9.50%, 2/15/19	70,811,000	75,237
Limited Brands, 5.625%, 2/15/22	10,622,000	11,073
Limited Brands, 5.625%, 10/15/23	40,625,000	42,352
Limited Brands, 6.625%, 4/1/21	15,150,000	16,627
Limited Brands, 6.90%, 7/15/17	9,710,000	10,754
Limited Brands, 7.00%, 5/1/20	6,250,000	6,938

Limited Brands, 8.50%, 6/15/19	6,250,000	7,375
Markwest Energy Partners, 4.50%, 7/15/23	122,753,000	119,991
Markwest Energy Partners, 5.50%, 2/15/23	84,260,000	86,156
Markwest Energy Partners, 6.25%, 6/15/22	52,630,000	55,130
Markwest Energy Partners, 6.50%, 8/15/21	33,500,000	35,259
Markwest Energy Partners, 6.75%, 11/1/20	13,925,000	14,726
Matterhorn Mobile, 6.75%, 5/15/19 (CHF) (5)	6,250,000	6,866
Matterhorn Mobile, VR, 5.399%, 5/15/19 (CHF) (5)	1,713,333	1,806
Mirant, EC, 7/15/49 (5)(6)	16,000,000	—
Northern States Power, 3.30%, 6/15/24	7,550,000	7,585
NSTAR, VR, 0.471%, 5/17/16	13,450,000	13,441
NXP, 3.75%, 6/1/18 (5)	30,080,000	29,478
NXP, 5.75%, 2/15/21 (5)	40,100,000	40,902
NXP, 5.75%, 3/15/23 (5)	53,839,000	54,108
ONEOK Partners, 2.00%, 10/1/17	5,525,000	5,569
Otter Tail, 9.00%, 12/15/16	6,385,000	7,335
PACCAR Financial, 0.75%, 5/16/16	6,025,000	6,035
PACCAR Financial, VR, 0.366%, 5/5/15	7,290,000	7,296
PACCAR Financial, VR, 0.423%, 6/6/17	12,115,000	12,121
PACCAR Financial, VR, 0.504%, 2/8/16	3,230,000	3,237
Pennsylvania Electric, 4.15%, 4/15/25 (5)	14,220,000	14,249
Procter & Gamble, 3.10%, 8/15/23	68,050,000	68,818
Range Resources, 5.00%, 8/15/22	96,203,000	98,127
Range Resources, 5.00%, 3/15/23	136,400,000	140,492
Range Resources, 5.75%, 6/1/21	55,962,000	58,480
Range Resources, 6.75%, 8/1/20	29,751,000	31,313
Regions Bank, 7.50%, 5/15/18	600,000	700
Rexam, VR, 6.75%, 6/29/67 (EUR)	11,755,000	15,630
Rite Aid, 8.00%, 8/15/20	99,005,000	105,812
Roche Holdings, 1.35%, 9/29/17 (5)	33,425,000	33,353
SABMiller Holdings, 2.20%, 8/1/18 (5)	23,475,000	23,418
SABMiller Holdings, VR, 0.93%, 8/1/18 (5)	20,200,000	20,339
SBA Communications, 5.625%, 10/1/19	6,525,000	6,623
SBA Communications, 5.75%, 7/15/20	5,975,000	6,109
Schaeffler Finance, 7.75%, 2/15/17 (5)	8,020,000	8,722

SM Energy, 6.50%, 11/15/21	25,126,000	26,508
SM Energy, 6.50%, 1/1/23	7,635,000	8,017
Spectra Energy Partners, 4.75%, 3/15/24	18,000,000	19,296
Sprint Nextel, 9.00%, 11/15/18 (5)	24,495,000	28,322
Suburban Propane Partners, 7.375%, 3/15/20	16,501,000	17,491
Suburban Propane Partners, 7.375%, 8/1/21	6,703,000	7,038
Suburban Propane Partners, 7.50%, 10/1/18	11,419,000	11,847
Synovus Financial, 5.125%, 6/15/17	683,000	703
Targa Resources, 4.25%, 11/15/23	23,025,000	22,046
Targa Resources, 5.25%, 5/1/23	10,887,000	11,023
Targa Resources, 6.875%, 2/1/21	11,802,000	12,569
Telesat Canada, 6.00%, 5/15/17 (5)	17,729,000	18,150
Toyota Motor Credit, VR, 0.384%, 3/10/15	14,090,000	14,100
Toyota Motor Credit, VR, 0.403%, 1/23/15	15,075,000	15,078
United Technologies, VR, 0.734%, 6/1/15	28,130,000	28,222
UnityMedia, 5.50%, 1/15/23 (5)	23,347,000	23,522
UnityMedia, 7.50%, 3/15/19 (5)	68,327,000	71,573
UnityMedia, 7.50%, 3/15/19 (EUR) (5)	5,620,000	7,497
Univision Communications, 5.125%, 5/15/23 (5)	15,175,000	15,365
Univision Communications, 6.75%, 9/15/22 (5)	52,203,000	55,988
Univision Communications, 6.875%, 5/15/19 (5)	125,264,000	130,588
Univision Communications, 7.875%, 11/1/20 (5)	72,113,000	77,251
UPCB Finance, 7.25%, 11/15/21 (5)	70,994,000	75,964
UPCB Finance III, 6.625%, 7/1/20 (5)	129,807,000	135,812
UPCB Finance VI, 6.875%, 1/15/22 (5)	74,745,000	80,164
US Airways, 3.95%, 5/15/27	11,025,000	11,080
US Airways, 4.625%, 12/3/26	1,840,125	1,923
US Airways, 5.375%, 5/15/23	3,305,000	3,396
US Airways, 6.25%, 10/22/24	13,112,443	14,751
US Airways, 6.75%, 12/3/22	2,830,223	3,057
US Airways, 8.50%, 10/22/18	1,595,379	1,739
Verizon Communications, VR, 0.433%, 3/6/15 (5)	30,000,000	30,019
Verizon Communications, VR, 0.632%, 6/9/17	25,380,000	25,462
Xcel Energy, 0.75%, 5/9/16	14,590,000	14,561
Xilinx, 3.00%, 3/15/21	18,825,000	18,941

Xylem, 3.55%, 9/20/16	13,825,000	14,455
Xylem, 4.875%, 10/1/21	3,110,000	3,376
Zoetis, 1.15%, 2/1/16	5,320,000	5,327
Zoetis, 1.875%, 2/1/18	3,590,000	3,566
		4,272,141
Total Miscellaneous Corporate Bonds 0.1% (3)		14,394
Total Corporate Bonds (Cost $4,284,140)		4,286,535

BANK LOANS 5.0% (7)

Cequel Communications, VR, 3.50%, 2/14/19	24,090,441	23,645
Charter Communications, VR, 3.00%, 7/1/20	14,170,625	13,740
Charter Communications, VR, 3.00%, 1/3/21	9,808,389	9,506
Charter Communications, VR, 4.25%, 9/12/21	25,875,000	25,781
Crown Castle, VR, 3.00%, 1/31/21	157,661,473	155,494
DaVita Healthcare Partners, VR, 3.50%, 6/24/21	25,311,563	24,992
DE Master Blenders, VR, 4.25%, 5/9/21	70,525,000	68,850
DE Master Blenders, VR, 4.25%, 5/9/21 (EUR)	16,000,000	20,015
First Data Corp, VR, 3.655%, 3/23/18	9,000,000	8,817
First Data Corp, VR, 3.655%, 9/24/18	2,500,000	2,445
HCA, VR, 2.907%, 3/31/17	5,890,500	5,847
Hilton, VR, 3.50%, 10/26/20	30,405,263	29,898
HJ Heinz, VR, 3.50%, 6/5/20	209,846,742	207,014
Intelsat Jackson Holdings, VR, 3.75%, 6/30/19	230,890,970	226,850
Kasima, VR, 3.25%, 5/17/21	4,561,765	4,499
Peninsula Gaming, VR, 4.25%, 11/20/17	18,775,606	18,570
Pinnacle Foods Holding, VR, 3.25%, 4/29/20	20,243,750	19,803
Pinnacle Foods Holding, VR, 3.25%, 4/29/20	24,041,799	23,521
Rite Aid, VR, 3.50%, 2/21/20	6,218,750	6,097
TeleSat Canada, VR, 3.50%, 3/28/19	45,574,163	44,739
TeleSat Canada, VR, 4.273%, 3/28/17 (CAD)	4,987,500	4,387
TeleSat Canada, VR, 4.43%, 3/28/19 (CAD)	21,177,500	18,626
Texas Competitive Electric Holdings, VR, 3.75%, 5/5/16	7,520,050	7,553
UPC Broadband Holding, VR, 3.25%, 6/30/21	96,990,527	94,323

Wendy's International, VR, 3.25%, 5/15/19	36,932,500	36,686
Total Bank Loans (Cost $1,121,657)		1,101,698
ASSET-BACKED SECURITIES 0.3%		
Ally Master Owner Trust Series 2012-3, Class A1, VR 0.854%, 6/15/17	58,575,000	58,743
Ford Credit Auto Owner Trust Series 2012-C, Class A3 0.58%, 12/15/16	7,731,961	7,737
Honda Auto Receivables Owner Trust Series 2012-3, Class A3 0.56%, 5/15/16	7,230,407	7,235
Total Asset-Backed Securities (Cost $73,537)		73,715
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 2.6%		
U.S. Treasury Obligations 2.6%		
U.S. Treasury Notes, 2.50%, 8/15/23	192,400,000	193,603
U.S. Treasury Notes, 2.75%, 11/15/23	365,175,000	374,361
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $543,548)		567,964
BOND MUTUAL FUNDS 0.9%		
T. Rowe Price Institutional Floating Rate Fund, 4.07% (4)(8)	18,623,869	188,846
Total Bond Mutual Funds (Cost $183,481)		188,846
SHORT-TERM INVESTMENTS 7.6%		
Money Market Funds 7.6%		
T. Rowe Price Reserve Investment Fund, 0.05% (4)(9)	1,660,108,196	1,660,108
Total Short-Term Investments (Cost $1,660,108)		1,660,108

Total Investments in Securities	
101.0% of Net Assets (Cost $18,933,073)	**$ 22,188,368**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is pledged to cover written call options at September 30, 2014.
(2) Non-income producing
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Affiliated Companies
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $1,073,773 and represents 4.8% of net assets.
(6) Level 3 in fair value hierarchy. See Note 2.
(7) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(8) SEC 30-day yield
(9) Seven-day yield
ADR American Depository Receipts
CAD Canadian Dollar
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
VR Variable Rate; rate shown is effective rate at period-end.

OPTIONS WRITTEN (0.4)%

Allergan, Call, 1/17/15 @ $170.00 (2)	332,700	(5,473)
American Tower, Call, 1/15/16 @ $105.00 (2)	234,200	(808)
American Tower, Call, 1/15/16 @ $110.00 (2)	234,100	(503)
Anadarko Petroleum, Call, 1/17/15 @ $110.00 (2)	103,000	(402)
Anadarko Petroleum, Call, 1/17/15 @ $115.00 (2)	61,800	(171)
Apache, Call, 1/17/15 @ $100.00 (2)	199,500	(481)
Apache, Call, 1/17/15 @ $105.00 (2)	99,700	(128)
Apache, Call, 1/17/15 @ $90.00 (2)	120,000	(834)

Apache, Call, 1/17/15 @ $92.50 (2)	239,700	(1,318)
Apache, Call, 1/17/15 @ $95.00 (2)	320,600	(1,363)
Apache, Call, 1/17/15 @ $97.50 (2)	99,700	(319)
Apple, Call, 1/17/15 @ $92.86 (2)	910,000	(8,941)
AutoZone, Call, 1/17/15 @ $570.00 (2)	4,600	(12)
AutoZone, Call, 1/17/15 @ $600.00 (2)	4,600	(3)
Boeing, Call, 1/17/15 @ $145.00 (2)	147,500	(71)
Boeing, Call, 1/17/15 @ $150.00 (2)	147,500	(39)
Boeing, Call, 1/17/15 @ $155.00 (2)	147,400	(20)
Boeing, Call, 1/17/15 @ $135.00 (2)	78,400	(152)
Boeing, Call, 1/17/15 @ $140.00 (2)	78,400	(75)
Crown Castle International, Call, 1/17/15 @ $80.00 (2)	954,900	(3,629)
CVS Health, Call, 1/17/15 @ $77.50 (2)	69,000	(279)
CVS Health, Call, 1/17/15 @ $80.00 (2)	69,000	(180)
CVS Health, Call, 1/15/16 @ $90.00 (2)	410,600	(1,086)
CVS Health, Call, 1/15/16 @ $95.00 (2)	410,500	(661)
Danaher, Call, 1/17/15 @ $80.00 (2)	66,100	(111)
Danaher, Call, 1/17/15 @ $85.00 (2)	66,100	(40)
Danaher, Call, 1/17/15 @ $90.00 (2)	223,500	(45)
Delphi Automotive, Call, 1/17/15 @ $70.00 (2)	38,300	(19)
Delphi Automotive, Call, 1/17/15 @ $75.00 (2)	38,300	(9)
Duke Energy, Call, 1/15/16 @ $75.00 (2)	776,200	(3,027)
Google, Call, 1/17/15 @ $1,250.00 (2)	62,400	(1,451)
Google, Call, 1/17/15 @ $1,260.00 (2)	42,100	(869)
Google, Call, 1/17/15 @ $1,300.00 (2)	42,100	(533)
Google, Call, 1/17/15 @ $1,280.00 (2)	4,100	(66)
Google, Call, 1/17/15 @ $1,330.00 (2)	4,100	(34)
Google, Call, 1/15/16 @ $700.00 (2)	91,900	(2,059)
Google, Call, 1/15/16 @ $700.00 (2)	66,100	(1,695)
JPMorgan Chase, Call, 1/17/15 @ $65.00 (2)	662,900	(401)

JPMorgan Chase, Call, 1/17/15 @ $67.50 (2)	662,900	(179)
JPMorgan Chase, Call, 1/17/15 @ $70.00 (2)	662,900	(83)
JPMorgan Chase, Call, 1/17/15 @ $60.00 (2)	87,000	(206)
JPMorgan Chase, Call, 1/17/15 @ $65.00 (2)	87,000	(53)
JPMorgan Chase, Call, 1/17/15 @ $70.00 (2)	1,335,300	(167)
JPMorgan Chase, Call, 1/15/16 @ $70.00 (2)	277,600	(494)
Lowe's, Call, 10/18/14 @ $52.50 (2)	50,100	(53)
Lowe's, Call, 10/18/14 @ $55.00 (2)	50,100	(6)
Lowe's, Call, 1/17/15 @ $52.50 (2)	50,100	(116)
Lowe's, Call, 1/17/15 @ $55.00 (2)	595,800	(724)
Lowe's, Call, 1/15/16 @ $60.00 (2)	1,026,400	(2,207)
NXP Semiconductors, Call, 10/18/14 @ $60.00 (2)	131,500	(1,124)
NXP Semiconductors, Call, 10/18/14 @ $65.00 (2)	131,500	(559)
NXP Semiconductors, Call, 1/17/15 @ $60.00 (2)	131,500	(1,433)
NXP Semiconductors, Call, 1/17/15 @ $65.00 (2)	131,500	(907)
O'Reilly Automotive, Call, 1/17/15 @ $155.00 (2)	16,800	(79)
O'Reilly Automotive, Call, 1/17/15 @ $165.00 (2)	16,800	(30)
PepsiCo, Call, 1/15/16 @ $100.00 (2)	599,500	(2,053)
PepsiCo, Call, 1/15/16 @ $105.00 (2)	352,700	(788)
PepsiCo, Call, 1/15/16 @ $110.00 (2)	352,700	(511)
Pfizer, Call, 1/17/15 @ $32.00 (2)	347,500	(89)
Pfizer, Call, 1/17/15 @ $35.00 (2)	347,500	(16)
Philip Morris International, Call, 1/17/15 @ $95.00 (2)	155,700	(14)
Philip Morris International, Call, 1/17/15 @ $97.50 (2)	421,600	(27)
Philip Morris International, Call, 1/17/15 @ $85.00 (2)	643,200	(1,068)
Philip Morris International, Call, 1/17/15 @ $87.50 (2)	357,800	(281)
Philip Morris International, Call, 1/17/15 @ $90.00 (2)	233,900	(80)
Philip Morris International, Call, 1/17/15 @ $92.50 (2)	116,900	(16)
Philip Morris International, Call, 3/20/15 @ $85.00 (2)	1,052,200	(2,267)
Procter & Gamble, Call, 1/17/15 @ $85.00 (2)	380,800	(562)

Procter & Gamble, Call, 1/17/15 @ $85.00 (2)	1,200,000	(1,770)
Qualcomm, Call, 1/15/16 @ $90.00 (2)	648,800	(1,226)
Seagate Technology, Call, 1/17/15 @ $57.50 (2)	622,700	(1,834)
State Street, Call, 1/17/15 @ $70.00 (2)	75,900	(406)
State Street, Call, 1/17/15 @ $72.50 (2)	75,900	(287)
TD Ameritrade Holding, Call, 10/18/14 @ $32.00 (2)	649,200	(1,006)
TD Ameritrade Holding, Call, 11/22/14 @ $32.00 (2)	973,700	(1,874)
TD Ameritrade Holding, Call, 1/17/15 @ $32.00 (2)	2,446,400	(5,688)
TD Ameritrade Holding, Call, 1/17/15 @ $33.00 (2)	2,616,300	(4,317)
TE Connectivity, Call, 10/18/14 @ $65.00 (2)	85,600	(4)
Texas Instruments, Call, 10/18/14 @ $48.00 (2)	111,700	(61)
Texas Instruments, Call, 10/18/14 @ $50.00 (2)	111,700	(7)
Texas Instruments, Call, 10/18/14 @ $50.00 (2)	761,800	(46)
Texas Instruments, Call, 1/17/15 @ $50.00 (2)	223,400	(182)
Texas Instruments, Call, 1/17/15 @ $45.00 (2)	1,788,800	(6,082)
Texas Instruments, Call, 1/17/15 @ $50.00 (2)	761,900	(621)
Thermo Fisher Scientific, Call, 1/17/15 @ $135.00 (2)	40,100	(47)
Thermo Fisher Scientific, Call, 1/17/15 @ $140.00 (2)	40,100	(27)
Thermo Fisher Scientific, Call, 1/15/16 @ $150.00 (2)	162,100	(713)
TRW Automotive Holdings, Call, 10/18/14 @ $90.00 (2)	30,300	(332)
TRW Automotive Holdings, Call, 10/18/14 @ $95.00 (2)	30,300	(206)
United Technologies, Call, 1/17/15 @ $125.00 (2)	43,000	(3)
United Technologies, Call, 1/17/15 @ $130.00 (2)	43,000	(1)
United Technologies, Call, 1/17/15 @ $120.00 (2)	423,300	(78)
United Technologies, Call, 1/17/15 @ $125.00 (2)	423,300	(32)
United Technologies, Call, 1/15/16 @ $120.00 (2)	521,100	(1,587)
UnitedHealth Group, Call, 1/17/15 @ $82.50 (2)	129,400	(757)
UnitedHealth Group, Call, 1/17/15 @ $85.00 (2)	353,400	(1,502)
UnitedHealth Group, Call, 1/17/15 @ $90.00 (2)	396,700	(781)
UnitedHealth Group, Call, 1/15/16 @ $90.00 (2)	428,400	(2,688)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Capital Appreciation Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Capital Appreciation Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1986. The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed-income and other securities to help preserve principal value.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2014, totaled $0 for the period ended September 30, 2014.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also provide collateral agreements. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a certain percentage would allow the counterparty to terminate. Upon termination, all bilateral derivatives with that counterparty would be liquidated and a net amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of September 30, 2014, no collateral was pledged by either the fund or counterparties for bilateral derivatives.

Options
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying security values and, for written options, potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments; however, the seller continues to hold legal title to the loan. As a result, the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, to the extent a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, no loan is reflected in the Portfolio of Investments until paid.

NOTE 5 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $18,933,073,000. Net unrealized gain aggregated $3,260,839,000 at period-end, of which $3,412,795,000 related to appreciated investments and $151,956,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds as a means of gaining efficient and cost-effective exposure to certain markets. Each underlying T. Rowe Price fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying T. Rowe Price fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying T. Rowe Price fund related to the fund’s investment therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014